UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21903

Nuveen Global Equity Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Global Equity Income Fund (JGV)
March 31, 2014

Shares	Description (1)						Value
	LONG-TERM INVESTMENTS - 98.2%
	COMMON STOCKS - 94.4%
	Automobiles - 1.7%
142,000	General Motors Company, (2)						$4,887,640
	Banks - 3.7%
594,000	Banco Santander S.A.						3,280,220
157,500	KB Financial Group Inc., Sponsored ADR						5,536,125
415,000	Sumitomo Mitsui Trust Holdings Incorporated, (3)						1,877,686
	Total Banks						10,694,031
	Beverages - 2.4%
508,000	Kirin Holdings Company, Limited, (3)						7,030,411
	Capital Markets - 3.4%
477,100	UBS AG, (2)						9,885,512
	Chemicals - 2.7%
81,000	Agrium Inc.						7,899,120
	Diversified Telecommunication Services - 7.4%
143,000	Belgacom S.A., (3)						4,480,567
414,000	CenturyLink Inc.						13,595,760
1,394,920	Telecom Egypt SAE, (3)						3,434,383
	Total Diversified Telecommunication Services						21,510,710
	Electric Utilities - 4.0%
1,275,000	Centrais Eletricas Brasileiras S.A., Class B, PFD						6,147,422
224,000	Scottish and Southern Energy PLC, (3)						5,486,669
	Total Electric Utilities						11,634,091
	Electrical Equipment - 1.8%
188,000	Alstom S.A., (3)						5,130,637
	Electronic Equipment & Instruments - 1.8%
173,000	Ingram Micro, Inc., Class A, (4)						5,113,880
	Energy Equipment & Services - 7.4%
186,000	Diamond Offshore Drilling, Inc.						9,069,360
313,000	Eurasian Drilling Company Limited, 144A, GDR, (3)						8,022,190
141,000	Superior Energy Services, Inc., (2)						4,337,160
	Total Energy Equipment & Services						21,428,710
	Food & Staples Retailing - 4.0%
2,350,000	Tesco PLC, (3)						11,590,479
	Food Products - 10.1%
849,858	Adecoagro S.A., (4)						6,934,841
651,000	Dean Foods Company						10,064,460
146,500	Ingredion Inc.						9,973,720
170,000	MHP S.A., 144A, GDR, (3)						2,235,500
	Total Food Products						29,208,521
	Insurance - 12.8%
468,500	Aegon N.V., (3)						4,315,406
140,000	Ageas N.V., (3)						6,242,503
215,500	Axis Capital Holdings Limited						9,880,675
860,000	Catlin Group Limited, (3)						7,714,773
384,000	MS&AD Insurance Group Holdings, Inc., (3)						8,790,225
	Total Insurance						36,943,582
	Media - 1.0%
166,000	Interpublic Group of Companies, Inc.						2,845,240
	Metals & Mining - 2.9%
143,500	Freeport-McMoRan Copper & Gold, Inc.						4,745,545
855,000	Kinross Gold Corporation, (2)						3,539,700
	Total Metals & Mining						8,285,245
	Multiline Retail - 2.5%
188,500	Big Lots, Inc., (2), (4)						7,138,495
	Oil, Gas & Consumable Fuels - 6.5%
89,300	Apache Corporation						7,407,435
1,166,000	Bankers Petroleum Limited, (4)						5,674,428
150,000	Royal Dutch Shell PLC, Class B Shares, (3)						5,856,061
	Total Oil, Gas & Consumable Fuels						18,937,924
	Pharmaceuticals - 7.0%
86,500	Ipsen SA, (3)						3,542,920
618,000	Mitsubishi Tanabe Pharma Corporation, (3)						8,647,707
34,000	Novartis AG, (3)						2,886,869
100,500	Teva Pharmaceutical Industries Limited, Sponsored ADR						5,310,420
	Total Pharmaceuticals						20,387,916
	Real Estate Management & Development - 2.5%
438,000	City Developments Limited, (3)						3,524,927
385,810	Cresud S.A., ADR						3,584,175
	Total Real Estate Management & Development						7,109,102
	Semiconductors & Equipment - 2.9%
6,750	Samsung Electronics Company Limited, (3)						8,533,164
	Specialty Retail - 2.4%
262,000	Best Buy Co., Inc.						6,919,420
	Textiles, Apparel & Luxury Goods - 0.0%
2,506,000	China Hongxing Sports Limited, (4), (5)						7,152
	Wireless Telecommunication Services - 3.5%
477,000	China Mobile Limited, (3)						4,379,543
426,000	Turkcell Iletisim Hizmetleri A.S., Sponsored ADR, (4)						5,866,020
	Total Wireless Telecommunication Services						10,245,563
	Total Common Stocks (cost $257,795,501)						273,366,545

Principal
Amount (000)		Description (1)		Coupon	Maturity	Ratings (6)	Value
		MORTGAGE-BACKED SECURITIES - 1.6%
		Residentials - 1.6%
$ 7,545		Fannie Mae Guaranteed REMIC Pass-Through Certificates, Series 2011-16, (I/O)		4.000%	3/25/26	Aaa	$483,532
3,940		Fannie Mae Mortgage Interest Strips, Series 345-17, (I/O)		4.500%	5/25/20	Aaa	270,047
61		Fannie Mae Mortgage Pool 100195		5.262%	8/25/22	Aaa	61,960
39		Fannie Mae Mortgage Pool 713939		4.533%	4/25/33	Aaa	40,825
11		Fannie Mae Mortgage Pool 708743		4.509%	6/25/33	Aaa	11,679
91		Fannie Mae Mortgage Pool 776486		4.228%	3/25/34	Aaa	98,050
357		Fannie Mae Mortgage Pool 816594		4.916%	2/25/35	Aaa	378,911
1,154		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, Series 2011-81, (I/O)		3.500%	8/25/26	Aaa	135,751
71		Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI, (I/O)		4.500%	5/25/19	Aaa	907
589		Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool FH 780184		4.760%	2/15/33	Aaa	615,216
43		Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284		4.941%	3/15/33	Aaa	42,618
13		Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI, (I/O)		4.500%	2/15/19	Aaa	53
95		Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI, (I/O)		4.500%	1/15/19	Aaa	1,426
71		Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2627 JI, (I/O)		4.500%	5/15/18	Aaa	3,710
28		Federal Home Loan Mortgage Corporation, Pool 789045		5.819%	3/15/32	Aaa	29,555
7,396		Federal Home Loan Mortgage Corporation, REMIC, Series 3766, (I/O)		3.500%	11/15/20	Aaa	599,111
5,278		Federal Home Loan Mortgage Corporation, REMIC, Series 3879, (I/O)		3.500%	3/15/26	Aaa	543,313
958		Federal Home Loan Mortgage Corporation, REMIC, Series 3906, Class EI, (I/O)		3.500%	5/15/26	Aaa	111,177
1,399		Freddie Mac Multiclass Certificates, Series 3804, (I/O)		3.500%	2/15/25	Aaa	95,163
1,517		Freddie Mac Multiclass Certificates, Series 3855, (I/O)		3.500%	1/15/25	Aaa	88,960
882		GNMA Mortgage Pool G2 81832		5.000%	1/20/37	Aaa	916,480
31,538		Total Residentials					4,528,444
$ 31,538		Total Mortgage-Backed Securities (cost $5,376,366)					4,528,444

Principal
Amount (000)		Description (1)		Coupon	Maturity	Ratings (6)	Value
		CONVERTIBLE BONDS - 1.1%
		Biotechnology - 1.1%
$ 4,200		Dendreon Corporation		2.875%	1/15/16	N/R	$3,076,500
$ 4,200		Total Convertible Bonds (cost $3,720,574)					3,076,500

Principal
Amount (000)		Description (1)		Coupon	Maturity	Ratings (6)	Value
		CORPORATE BONDS - 1.1%
		Banks - 0.5%
$ 900		The State Export-Import Bank of the Ukraine, Loan Participations, Series 2010, Reg S		8.375%	4/27/15	Caa2	$801,000
900		Ukraine Export-Import Bank Loan Participation with Credit Suisse International		5.793%	2/09/16	Caa3	702,180
1,800		Total Banks					1,503,180
		Wireless Telecommunication Services - 0.6%
6,400		NII Capital Corporation		7.625%	4/01/21	Caa2	1,792,000
$ 8,200		Total Corporate Bonds (cost $6,698,383)					3,295,180
		Total Long-Term Investments (cost $273,590,824)					284,266,669

Principal
Amount (000)		Description (1)		Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS - 4.3%
$ 12,612		Repurchase Agreement with State Street Bank, dated 3/31/14, repurchase price $12,612,203, collateralized by $13,055,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $12,867,374		0.000%	4/01/14		$12,612,203
		Total Short-Term Investments (cost $12,612,203)					12,612,203
		Total Investments (cost $286,203,027) - 102.5%					296,878,872
		Other Assets Less Liabilities - (2.5)% (7)					(7,258,226)
		Net Assets - 100%					$289,620,646

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of				Notional	Expiration	Strike
Contracts	Description			Amount (8)	Date	Price	Value (7)
(1,125)	Big Lots, Inc.			$ (4,500,000)	7/19/14	$ 40.0	$ (202,500)
(1,145)	General Motors Company			(4,580,000)	6/21/14	40.0	(29,770)
(5,400)	Kinross Gold Corporation			(3,240,000)	5/17/14	6.0	(24,300)
(705)	Superior Energy Services, Inc.			(2,291,250)	6/21/14	32.5	(62,745)
(1,350)	UBS AG			(2,970,000)	6/21/14	22.0	(43,875)
(9,725)	Total Options Written (premiums received $527,513)			$ (17,581,250)			$ (363,190)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1		Level 2	Level 3		Total
		Long-Term Investments:
		Common Stocks		$ 159,636,773	$ 113,722,620	$ 7,152	$ 273,366,545
		Mortgage-Backed Securities		—	4,528,444	—	4,528,444
		Convertible Bonds		—	3,076,500	—	3,076,500
		Corporate Bonds		—	3,295,180	—	3,295,180
		Short-Term Investments:
		Repurchase Agreements		—	12,612,203	—	12,612,203
		Investments in Derivatives:
		Options Written		(363,190)	—	—	(363,190)
		Total		$ 159,273,583	$ 137,234,947	$ 7,152	$ 296,515,682

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

		Level 1		Level 2		Level 3
		Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
	Common Stocks	$—	$(96,397,083)	$96,397,083	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of unrealized gain for tax (mark-to-market) on passive foreign investment companies (“PFICs”), the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $287,381,857.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

		Gross unrealized:
		Appreciation					$ 24,568,505
		Depreciation					(15,071,490)

	Net unrealized appreciation (depreciation) of investments						$ 9,497,015

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)		All percentages shown in the Portfolio of Investments are based on net assets.
		(2)		Investment, or portion of investment, has been pledged as collateral for options written during and/or as of the end of the reporting period.
		(3)		For fair value measurement disclosure purposes, Common Stock classified as Level 2.
		(4)		Non-income producing; issuer has not declared a dividend within the past twelve months.
		(5)		Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value disclosure purpose, investment classified as Level 3.
		(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

		(7)		Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
		(8)		For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
		144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

		Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

		ADR		American Depositary Receipt.
		GDR		Global Depositary Receipt.
		I/O		Interest only security.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Equity Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014